Junior Subordinated Debentures Held by Trusts that Issued Capital Debt - Summary of Capital Securities and Junior Subordinated Debentures (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Capital Securities [Member]
Debt Instrument [Line Items]
Stated Value	$ 90,000
Junior Subordinated Debentures [Member]
Debt Instrument [Line Items]
Principal Amount	92,786
Sun Capital Trust V [Member] | Capital Securities [Member]
Debt Instrument [Line Items]
Issuance Date	Dec. 18, 2003
Stated Value	15,000
Distribution Rate	3-mo LIBOR plus2.80%
Sun Capital Trust V [Member] | Junior Subordinated Debentures [Member]
Debt Instrument [Line Items]
Principal Amount	15,464
Maturity	Dec. 30, 2033
Redeemable Beginning	Dec. 30, 2008
Sun Capital Trust VI [Member] | Capital Securities [Member]
Debt Instrument [Line Items]
Issuance Date	Dec. 19, 2003
Stated Value	25,000
Distribution Rate	3-mo LIBOR plus 2.80%
Sun Capital Trust VI [Member] | Junior Subordinated Debentures [Member]
Debt Instrument [Line Items]
Principal Amount	25,774
Maturity	Jan. 23, 2034
Redeemable Beginning	Jan. 23, 2009
Sun Statutory Trust VII [Member] | Capital Securities [Member]
Debt Instrument [Line Items]
Issuance Date	Jan. 17, 2006
Stated Value	30,000
Distribution Rate	3-mo LIBOR plus 1.35%
Sun Statutory Trust VII [Member] | Junior Subordinated Debentures [Member]
Debt Instrument [Line Items]
Principal Amount	30,928
Maturity	Mar. 15, 2036
Redeemable Beginning	Mar. 15, 2011
Sun Capital Trust VII [Member] | Capital Securities [Member]
Debt Instrument [Line Items]
Issuance Date	Apr. 19, 2007
Stated Value	10,000
Distribution Rate	3-mo LIBOR plus 1.53%
Sun Capital Trust VII [Member] | Junior Subordinated Debentures [Member]
Debt Instrument [Line Items]
Principal Amount	10,310
Maturity	Jun. 30, 2037
Redeemable Beginning	Jun. 30, 2012
Sun Capital Trust VIII [Member] | Capital Securities [Member]
Debt Instrument [Line Items]
Issuance Date	Jul. 05, 2007
Stated Value	10,000
Distribution Rate	3-mo LIBOR plus 1.39%
Sun Capital Trust VIII [Member] | Junior Subordinated Debentures [Member]
Debt Instrument [Line Items]
Principal Amount	$ 10,310
Maturity	Oct. 01, 2037
Redeemable Beginning	Oct. 01, 2012